Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model - ¥ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate		1.74%			1.80%
Volatility		109.99%	107.68%		37.34%
Dividend yield
Life of options (in years)		10 years		10 years	10 years
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[1]	¥ 81.59		¥ 689.4	¥ 830.2
Minimum [Member]
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate		4.01%	1.14%	0.66%
Volatility		36.78%		22.67%
Life of options (in years)		6 months 21 days	3 years 10 months 17 days
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[2]
Maximum [Member]
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate		4.75%	1.17%	0.71%
Volatility		44.74%		35.44%
Life of options (in years)		6 years 25 days	4 years 1 month 2 days
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[2]

[1]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.
[2]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.